Technology and content expense	12 Months Ended
Dec. 31, 2025
Technology and content expense
Technology and content expense
26 Technology and content expense
Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Staff Costs	17,425	13,434	11,638
Technology license and maintenance expenses	24,103	24,081	25,388
Technology and content expense	41,528	37,515	37,026
Technology and content expense decreased by 1.3% from USD 37.5 million in 2024 to USD 37.0 million in 2025. The decrease was mainly driven by ongoing headcount optimization.